Presentation of Consolidated Financial Statements	12 Months Ended
Feb. 28, 2023
Presentation of Consolidated Financial Statements [Abstract]
PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

1. PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS

Reporting entity

Karooooo Ltd. (“Karooooo” or “the Company”) was incorporated on May 19, 2018 in the Republic of Singapore and wholly owned by Isaias Jose Calisto (“Zak”). Cartrack Holdings Proprietary Limited previously known as Cartrack Holdings Limited (“Cartrack”) was a public company listed on the Johannesburg stock exchange (“JSE”) in December 2014. Zak is the current CEO of Cartrack. Karooooo acquired an approximate 68 per cent interest in Cartrack effective July 17, 2019.

Through a flow of funds arrangement, Karooooo’s acquisition of control of Cartrack was facilitated by Zak capitalizing Karooooo, which resulted in a loan from Zak that was repayable on demand in either cash or through the receipt of that number of Cartrack shares where the Cartrack share price is the equivalent of ZAR 13.44 per share, being the share price at which a mandatory public offer was made pursuant to the acquisition. Subsequent to the acquisition, Karooooo was the legal and beneficial owner of the Cartrack shares. As a consequence of the call option embedded within the loan, Karooooo did not acquire control as defined by IFRS 10 Consolidated Financial Statements of Cartrack at that time; instead, control remained with Zak.

On November 18, 2020, the loan from Zak was converted into Karooooo share capital and as a consequence, Karooooo acquired control of Cartrack. On this date, 20,331,894 shares were issued to Zak and Karooooo registered ZAR 2,739,619,000 paid-up capital which resulted in a common control reserve of ZAR 2,709,236,000 arising due to the common control transaction. Since the loan was eliminated as part of the common control transaction, it is not presented as a financial liability in the consolidated annual financial statements.

The acquisition of control of Cartrack by Karooooo is considered to be a transaction under common control as ultimately both entities were controlled by Zak before and after the transaction. Therefore, the consolidated financial statements was retrospectively recast to reflect Karooooo’s controlling interest in Cartrack for all previous periods presented prior to the date of acquisition. For the period prior to the incorporation of Karooooo the consolidated financial statements reflect Zak’s controlling interest in Cartrack, which he held through another personal holding company with no other operations that does not form part of the consolidated Group. There is currently no specific guidance on accounting for common control transactions under International Financial Reporting Standards (IFRS) issued by the the International Accounting Standards Board (IASB). In the absence of specific guidance Karooooo elected to apply the “pooling of interests” method of accounting. Under “pooling of interests” the assets and liabilities of Cartrack are carried over at their book values with no adjustment made for the acquisition price and prior periods are restated as if the common control transaction had occurred at the beginning of the earliest period presented.

Karooooo listed on the NASDAQ on April 1, 2021 and raised USD 33.8 million gross cash for general corporate purposes including the growth and expansion of Cartrack, such as research and development. Karooooo issued 1,207,500 shares at an offer price of USD 28 per share which is equivalent to the offer price made to Cartrack shareholders to participate in the reinvestment offer, enabling Karooooo to proceed with the IPO in order to meet the requirements to list on the NASDAQ.

Total IPO costs incurred amounted to ZAR 85.1 million of which ZAR 25.6 million and ZAR 10.3 million were expensed in the financial year ended February 28, 2021 and February 28, 2022 respectively, and ZAR 49.2 million which is directly attributable to the issuance of shares were set off against share capital.

As at February 28, 2021, certain Cartrack shareholders have agreed to participate in the reinvestment offer of Karooooo through the issue of irrevocable undertakings. As the reinvestment offer is based on exchanging a fixed number of Karooooo shares for a fixed number of Cartrack shares, this contract is classified as equity. Accordingly, Karooooo adopted the present-access method to account for the transaction where the non-controlling shareholders still have an economic interest in the equity returns of Cartrack and there was no net impact to equity.

The reinvestment offer to Cartrack shareholders was finalized on April 16, 2021 with 99% of the eligible Cartrack shareholders opting to remain invested in Karooooo. These shareholders received 1 Karooooo share for every 10 Cartrack shares held.

Karooooo, as listed on the NASDAQ and inward listed on the JSE on April 21, 2021, owns 100% of Cartrack. As at February 28, 2022, Zak is the ultimate controlling shareholder of the Group, holding 20,028,811 shares (65.0% shareholdings) of Karooooo.

The principal activities of the Group relate to the provision of real-time mobility data analytics solutions for smart transportation through its software-as-a-service (“SaaS”) platform, physical and e-commerce vehicle buying and selling and providing a technology platform focused on last mile delivery. The Group’s SaaS platform acts as a central nervous system for connected vehicles and other mobile assets, such as construction equipment, generators, refrigeration units, trailers and boats.

These consolidated financial statements comprise the Company and its subsidiaries (collectively the “Group” and individually “group companies”).

Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The policies applied in these annual financial statements are based on IFRS effective for annual period beginning on March 1, 2022.

The Group has prepared the financial statements on the basis that it will continue to operate as a going concern.

The financial statements were approved for issue by the Directors on June 13, 2023.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis with the exception of certain financial instruments that have been measured at fair value.

Functional and presentation currency

The consolidated financial statements are presented in South African Rand (ZAR), which is the Group’s presentation currency and all values are rounded to the nearest thousand (ZAR’000), except when otherwise indicated. The Company’s functional currency is in United States Dollars (USD).